Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value as of December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash, cash equivalents and restricted cash	$47,127	$—	$—	$47,127
Marketable securities	—	397,458	—	397,458
Derivative asset	—	202	—	202
Total fair value	$47,127	$397,660	$—	$444,787
Liabilities:
Assumed common stock warrants (Public)	$35,983	$—	$—	$35,983
Assumed common stock warrants (Private Placement)	—	16,877	—	16,877
Earnout liability	—	—	127,757	127,757
Derivative liability	—	103	—	103
Total fair value	$35,983	$16,980	$127,757	$180,720

	Fair Value as of December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash, cash equivalents and restricted cash	$1,874	$—	$—	$1,874
Total fair value	$1,874	$—	$—	$1,874
Liabilities:
Redeemable convertible preferred stock warrants liability	$—	$—	$19,233	$19,233
Derivative liability	—	—	1,239	1,239
	$—	$—	$20,472	$20,472
The Company performs routine procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded. The marketable securities are categorized as Level 2 instruments as the estimated fair value was determined based on the estimated or actual bids and offers of the marketable securities in an over-the-counter market on the last business day of the period. All of the Company’s cash, cash equivalents, restricted cash, marketable securities and foreign currency derivative contracts are classified within Level 1 or Level 2 because the Company’s cash, cash equivalents, restricted cash, marketable securities and foreign currency derivative contracts are valued using quoted market prices or alternative pricing sources and models utilizing observable market inputs. Because the transfer of Private Placement Warrants to anyone outside of certain permitted transferees of Artius Acquisition Partners LLC (the “Sponsor”) would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is consistent with that of a Public Warrant. Accordingly, the Private Placement Warrants are classified as Level 2 financial instruments.
The value of the redeemable convertible preferred stock warrants liability and the derivative liability are classified as Level 3 measurements under the fair value hierarchy, as these liabilities have been valued based on significant inputs not observable in the market.
As of December 31, 2021 and December 31, 2020, the carrying values of cash and cash equivalents, accounts payable and accrued liabilities approximate their respective fair values due to their short-term nature.
Marketable Securities
The following table summarizes, by major security type, the Company’s marketable securities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. Amortized cost net of unrealized gain (loss) is equal to fair value as of December 31, 2021. The fair value as of December 31, 2021 is as follows:

	As of December 31, 2021
(in thousands)
Investments Classified as Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate bonds	$274,939	$100	$(1,725)	$273,314
Asset-backed securities	96,713	190	(199)	96,704
U.S. government and agency securities	20,235	—	(64)	20,171
Foreign government and agency securities	3,262	—	(19)	3,243
Municipal/provincial bonds and other	4,000	5	—	4,005
Total	$399,149	$295	$(2,007)	$397,437
Pending purchases and sales	21	—	—	21
Total marketable securities	$399,170	$295	$(2,007)	$397,458
Any realized gains and losses and interest income are included in other income on the consolidated statements of operations and comprehensive income (loss).
During the year ended December 31, 2021, we sold marketable securities for proceeds of $2,024.1 million and realized a gain of $0.2 million as a result of those sales. We regularly review our available-for-sale marketable securities in an unrealized loss position and evaluate the current expected credit loss by considering factors such as historical experience, market data, issuer-specific factors, and current economic conditions. The aggregate fair value of the marketable securities in unrealized loss position was $346.3 million as of December 31, 2021, none of which have been in the continuous unrealized loss for more than twelve months. The unrealized losses were attributable to changes in interest rates that impacted the value of the investments, and not increased credit risk. Accordingly, we have not recorded an allowance for credit losses associated with these investments.
The contractual maturities of the investments classified as marketable securities are as follows (in millions):

(in thousands)	Mature within one year	Mature after one year through two years	Mature over two years	Fair Value
Corporate bonds	$92,559	$134,199	$46,556	$273,314
Asset-backed securities	—	2,000	94,704	96,704
U.S. government and agency securities	—	7,995	12,176	20,171
Foreign government and agency securities	2,877	—	366	3,243
Municipal/provincial bonds and other	2,002	2,003	—	4,005
Total	$97,438	$146,197	$153,802	$397,437
Pending purchases and sales				21
Total marketable securities	$97,438	$146,197	$153,802	$397,458
Redeemable Convertible Preferred Stock Warrant Liability
In connection with the issuance of Series A preferred stock during 2012, the Company issued preferred stock warrants to purchase 1,000,000 shares of Series A preferred stock at an exercise price of $2.7233 per share. These warrants were initially exercisable any time within 10 years of issuance. In November 2019, as part of the Bridge
Notes issuance (see Note 11), these Series A preferred stock warrants had their contractual exercise period extended 10 years to October 2032.
In connection with the issuance of Series A preferred stock during 2015, the Company issued preferred stock warrants to purchase 1,134,653 shares of Series A preferred stock at an exercise price of $2.7233 per share. These warrants were initially exercisable any time within 10 years of issuance. In November 2019, as part of the Bridge Notes issuance (see Note 11), these Series A preferred stock warrants had their contractual exercise period extended 10 years to October 2035.
In connection with the issuance of Series A preferred stock during April 2016, the Company issued a preferred stock warrant to purchase 122,400 shares of Series A preferred stock at an exercise price of $2.7233 per share. This warrant is exercisable and expires in April 2036.
In connection with the issuance of convertible promissory notes in 2016, the Company in 2016 and 2017 issued preferred stock warrants to purchase 331,927 and 35,412 shares, respectively, of Series B preferred stock at an exercise price of $7.486 per share. These preferred stock warrants are exercisable and expire from June through July 2026 and June 2036 through January 2037.
At December 31, 2020, the fair value of the preferred stock warrants was determined using the probability-weighted expected return method which estimates the fair value of the warrants through an analysis of future values for the Company, assuming various future outcomes. A Black-Scholes option pricing model (BSM) is utilized in this method, to the extent necessary, based on current conditions. A summary of key assumptions in the BSM for determining the fair value of redeemable convertible preferred stock warrants include:

December 31, 2020
Expected life (years)	3.00
Risk-free interest rate	0.17%
Expected volatility	70.00%
Dividend yield	0%
The preferred stock warrants were reclassified to equity through the closing of the Business Combination (see Note 4).
Derivative Asset and Liabilities
Beginning in the year ended December 31, 2021, the Company entered into foreign currency derivative contracts with financial institutions to reduce foreign exchange risk related to marketable securities. Foreign currency derivative contracts are marked-to-market at the end of each reporting period with gains and losses recognized as other income (expense). During the year ended December 31, 2021, the Company recognized a net gain of $0.1 million on the fair value adjustment of the foreign currency derivative contracts.
The following table sets forth a summary of the activities of the Company’s redeemable convertible preferred stock warrant liability and embedded components of the stockholder convertible notes payable, which represents a recurring measurement that is classified within Level 3 of the fair value hierarchy wherein fair value is estimated using significant unobservable inputs:

Redeemable Convertible Preferred Stock Warrant	Years Ended December 31,
(in thousands)	2021	2020
Beginning warrant liability balance	$19,233	$735
Change in fair value of warrants liability	35,034	18,498
Reclassification to APIC upon recapitalization	(54,267)	—
Ending warrant liability balance	$—	$19,233

Embedded Derivative - Stockholder Convertible Notes Payable	Years Ended December 31,
(in thousands)	2021	2020
Beginning derivative liabilities balance	$1,238	$150
Change in fair value	(1,238)	1,088
Ending derivative liabilities balance	$—	$1,238